Preferred Shares - Series Cumulative Redeemable Rate Reset Preferred Shares Conversion (Details) - $ / shares		12 Months Ended
	Dec. 13, 2021	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2021	Mar. 18, 2021
Disclosure of classes of share capital [line items]
Dividends declared per share	$ 0.05
Series G
Disclosure of classes of share capital [line items]
Number of shares outstanding		6,600,000	6,600,000
Dividends declared per share	0.3118
Number of shares issued		6,600,000	6,600,000
Series E
Disclosure of classes of share capital [line items]
Number of shares outstanding		9,000,000.0	9,000,000.0
Dividends declared per share	0.3246
Number of shares issued		9,000,000.0	9,000,000.0
Series C
Disclosure of classes of share capital [line items]
Number of shares outstanding		11,000,000.0	11,000,000.0
Dividends declared per share	0.2517
Number of shares issued		11,000,000.0	11,000,000.0
Series A
Disclosure of classes of share capital [line items]
Convertible preferred shares tendered for conversion					1,417,338
Number of shares outstanding		9,600,000	10,200,000	9,600,000
Dividends declared per share	0.1798
Number of shares issued		9,600,000	10,200,000	9,600,000
Series B
Disclosure of classes of share capital [line items]
Convertible preferred shares tendered for conversion					871,871
Dividend rate on preference shares, spread		2.03%	2.03%
Number of shares outstanding		2,400,000	1,800,000	2,400,000
Dividends declared per share	$ 0.1331
Number of shares issued		2,400,000	1,800,000	2,400,000